BASIS OF PRESENTATION - Unaudited Condensed Consolidated Income Statement (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Reclassification [Line Items]
Total revenue	$ 9	$ 1,162	$ 115	$ 4,714		$ 255	$ 471
Gross margin	(466)	(2,240)	(564)	(2,804)		(2,194)	(2,061)
Operating expenses
General and administrative	3,911	3,211	3,211	6,422	$ 9,961	13,524	15,065
Total operating expenses	3,730	3,461	3,213	6,674	10,051	17,888	19,984
Loss from operations	(4,196)	(5,701)	(3,777)	(9,478)	(12,204)	(20,082)	(22,045)
Loss from continuing operations before income taxes	(4,669)	(6,044)	(4,365)	(10,409)	(13,848)	(22,183)	(22,661)
Income tax benefit on continuing operations		(8)	(796)	(804)	788	(736)	202
Loss from continuing operations	(4,669)		(3,569)		(13,060)	(21,447)	(22,863)
Loss from discontinued operations, net of tax	908		425		(3,575)	(4,631)	(7,249)
Net loss	$ (3,761)	$ (6,052)	$ (3,144)	$ (9,196)	$ (16,635)	$ (26,078)	$ (30,112)
Basic loss per share	$ (0.54)	$ (1.87)	$ (2.98)	$ (4.69)	$ (4.78)	$ (6.10)	$ (40.06)
Diluted loss per share	$ (0.54)	$ (1.87)	$ (2.98)	$ (4.69)	$ (4.78)	$ (6.10)	$ (40.06)
Weighted average number of shares used in per share calculation - basic	6,999,879	3,232,345	1,054,933	2,149,777	3,480,014	4,276,820	751,659
Weighted average number of shares used in per share calculation - diluted	6,999,879	3,232,345	1,054,933	2,149,777	3,480,014	4,276,820	751,659
Professional services
Reclassification [Line Items]
Total revenue		$ 458		$ 2,332
As Previously Reported
Reclassification [Line Items]
Total revenue		1,543		5,095
Gross margin		(1,859)		(1,680)
Operating expenses
General and administrative		3,355	$ 3,211	6,566	$ 10,105
Total operating expenses		3,605	3,523	7,128	10,195
Loss from operations		(5,464)	(3,344)	(8,808)	(11,967)
Loss from continuing operations before income taxes		(5,807)	(3,940)	(9,747)	(13,611)
Income tax benefit on continuing operations		545	(374)	171	171
Loss from continuing operations					(13,440)
Loss from discontinued operations, net of tax					(3,575)
Net loss		$ (5,262)	$ (4,314)	$ (9,576)	$ (17,015)
Basic loss per share		$ (1.63)	$ (4.09)	$ (4.45)	$ (4.89)
Diluted loss per share		$ (1.63)	$ (4.09)	$ (4.45)	$ (4.89)
Weighted average number of shares used in per share calculation - basic		3,232,345	1,054,933	2,149,777	3,480,014
Weighted average number of shares used in per share calculation - diluted		3,232,345	1,054,933	2,149,777	3,480,014
As Previously Reported | Professional services
Reclassification [Line Items]
Total revenue		$ 839		$ 2,713
Adjustments
Reclassification [Line Items]
Total revenue		(381)		(381)
Gross margin		(381)		(381)
Operating expenses
General and administrative		(144)		(144)	$ (144)
Total operating expenses		(144)		(144)	(144)
Loss from operations		(237)		(237)	(237)
Loss from continuing operations before income taxes		(237)		(237)	(237)
Income tax benefit on continuing operations		(553)	$ 1,170	617	617
Loss from continuing operations					380
Net loss		$ (790)	$ 1,170	$ 380	$ 380
Basic loss per share		$ (0.24)	$ 1.11	$ (0.24)	$ 0.11
Diluted loss per share		$ (0.24)	$ 1.11	$ (0.24)	$ 0.11
Adjustments | Professional services
Reclassification [Line Items]
Total revenue		$ (381)		$ (381)